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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 9, 2006 to December 11, 2006

Commission File Number of issuing entity:	333-134196-01

SMHL Global Fund No. 9

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-134196

ME Portfolio Management Limited

(Exact name of depositor and sponsor as specified in its charter)

Victoria, Australia

(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable

(I.R.S. Employer Identification No.)

Level 16 360 Collins Street Melbourne, VIC 3000 Australia (Address of principal executive offices of the issuing entity)	Not Applicable (Zip Code)

+61 3 9605 6000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b))
Class A1 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 11, 2006, pursuant to a registration statement (File Nos. 333-134196 and 333-137590), Perpetual Limited, in its capacity as issuer trustee (the "Issuer Trustee") of SMHL Global Fund No. 9 (the "Issuing Entity"), publicly issued US$1,340,000,000 of Class A1 Mortgage Backed Floating Rate Notes (the "Class A1 Notes"). The Issuer Trustee made a regular monthly distribution of principal and interest to the holders of the Notes on the Monthly Payment Date falling on December 11, 2006. See Exhibit 99.

Capitalized terms used in this Form 10-D and not defined herein have the same meanings given to them in the prospectus supplement dated September 27, 2006 to the prospectus dated September 18, 2006 relating to the Class A1 Notes.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

There are no legal proceedings pending against ME Portfolio Management Limited (the "Depositor" and the "Sponsor"), the Issuing Entity, the Issuer Trustee, Members Equity Bank Pty Limited (the "Servicer"), Perpetual Trustee Company Limited (the "Security Trustee") or The Bank of New York (the "Note Trustee"), or of which any property of the foregoing is the subject, that are material to holders of the Notes.

There are no proceedings known to be contemplated by governmental authorities pending against the Depositor and Sponsor, the Issuing Entity, the Issuer Trustee, the Servicer, the Security Trustee or the Note Trustee, or of which any property of the foregoing is the subject, that are material to holders of the Notes.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

No votes or consents of Noteholders were solicited during the period covered by this Form 10-D for any purpose.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

The consolidated financial statements of Commonwealth Bank of Australia (the "Currency Swap Provider") and its subsidiary companies at June 30, 2006 and 2005 and for the years ended June 30, 2006 and 2005, included in, or as exhibits to, Commonwealth Bank of Australia's Annual Report on Form 20-F for the fiscal year ended June 30, 2006 filed with the Securities and Exchange Commission on November 14, 2006 are hereby incorporated by reference in this Form 10-D and may be reviewed at the EDGAR web site maintained by the Securities and Exchange Commission at http://www.sec.gov.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Item 601 of Regulation S-K Exhibit No.	Description
23.1	Consent of Independent Auditors.
99	Noteholders report for the December 11, 2006 Monthly Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Date: December 20, 2006	ME Portfolio Management Limited (Depositor)

	By:	/s/ Nicholas Vamvakas
Name: Nicholas Vamvakas Title: Director

INDEX OF EXHIBITS

Item 601 of Regulation S-K Exhibit No.	Description
23.1	Consent of Independent Auditors.
99	Noteholders report for the December 11, 2006 Monthly Payment Date.

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